Defined Contribution Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Four Zero One K Plan [Member]
Discretionary contribution	$ 0.3	$ 0.2	$ 0.2